Associated companies (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 1,205,953	$ 1,128,894
Shannon Engine Support
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Associated companies	$ 1,041,868	958,707
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Associated companies	$ 87,945	86,669
Other
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 76,140	$ 83,518
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.50%
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%